GOING CONCERN (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Sep. 30, 2025	Jan. 12, 2026	Sep. 25, 2025	Nov. 25, 2024
Notes and other explanatory information [abstract]
Cash	$ 0.2		$ 3.3
Total current liabilities	21.5
Net loss	11.1
Cash used in operating activities	$ 1.4
Cash and cash equivalents on hand		$ 2.0		$ 2.0